Financial instruments - Schedule of financial liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	$ 0	$ 0
Total	0	0
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	56,247	57,953
Total	3,655	3,309
Accounts payable | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accounts payable | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	4,804	17,080
Accrued expenses | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accrued expenses | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	16,443	4,583
Current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	1,962	1,444
Current portion of borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Current portion of borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	33,038	34,846
Non-current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Non-current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	$ 3,655	3,309
Long-term borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities		0
Long-term borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities		$ 0